Angel Oak Mortgage Trust 2021-4 ABS-15G

Exhibit 99.21

Client Name:	Angel Oak
Client Project Name:	AOMT 2021-4
Start - End Dates:	11/12/2018 - 12/27/2019
Deal Loan Count:	4

Loan Level Tape Compare Upload
Loans in Report	4

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2021040610	Depetro	Debt to Income Ratio (Back)	xxxx	xxxx
2021040610	Depetro	Debt to Income Ratio (Front)	xxxx	xxxx
2021040610	Depetro	Original Appraisal Date	xxxx	xxxx
2021040610	Depetro	Original LTV	xxxx	xxxx
2021040001	Segura	Debt to Income Ratio (Back)	xxxx	xxxx
2021040001	Segura	Debt to Income Ratio (Front)	xxxx	xxxx
2021040002	Groves	Debt to Income Ratio (Back)	xxxx	xxxx
2021040002	Groves	Representative Credit Score for Grading	xxxx	xxxx
2021040003	Skelton	Debt to Income Ratio (Back)	xxxx	xxxx
2021040003	Skelton	Representative Credit Score for Grading	xxxx	xxxx

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